Cash Flow Information - Summary of Reconciliation of Profit / Loss to Net Cash Outflow from Operating Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Information [Abstract]
Net loss	$ (92,725,187)	$ (74,822,141)	$ (46,248,261)
Adjustments for
Share based compensation	(1,131,808)	5,523,560	5,620,643
Borrowing costs	9,947,189	1,825,132	983,833
Fixed assets written off		103,299
Loss on sale of fixed assets	878,036
Fair value movement in derivative (gain) / loss	(5,100,800)	4,536,546	(1,512,859)
Impairment of property, plant and equipment	7,349,147
Loss on extinguishment of convertible notes	32,940,662
Loss on equity investment securities at fair value through profit or loss		15,308,187
Foreign exchange (gain) / loss	(1,938,284)	(512,273)	(137,781)
Depreciation & amortization expense	4,570,856	4,568,969	4,739,719
Change in operating assets and liabilities:
Decrease/(increase) in other trade receivables	222,256	1,595,928	(567,851)
Decrease /(increase) in inventories	(673,301)	455,643	1,202,967
(Increase)/Decrease in other operating assets	2,912,050	(1,530,827)	629,315
(Increase)/decrease in deferred tax assets	115,871	85,121	(200,992)
Increase/(decrease) in trade creditors	(786,463)	1,415,363	(1,368,063)
Increase in income taxes payable	186,449		107,458
Decrease/(increase) in other operating liabilities	1,033,528	1,029,724	523,449
Net cash outflow from operating activities	$ (42,199,799)	$ (40,417,769)	$ (36,228,423)